Subsequent events: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended
	Nov. 30, 2010	Dec. 31, 2009	Dec. 31, 2011	Nov. 15, 2010	Dec. 17, 2009
Subsequent Event
Issue price (in dollars per share)				$ 17.50	$ 10.50
Common shares issued	6,957,500	5,462,500
Gross proceeds from issuance of common stock			$ 1,816
Subsequent events | Minimum
Subsequent Event
Engine displacement (in liters)			5.9
Subsequent events | Maximum
Subsequent Event
Engine displacement (in liters)			12
Subsequent events | Public offering
Subsequent Event
Common shares proposed to be issued under public offering			5,500,000
Issue price (in dollars per share)			$ 43.25
Expected gross proceeds from shares proposed to be issued			237,875
Shares issued to underwriters under over-allotment option			825,000
Common shares issued			6,325,000
Gross proceeds from issuance of common stock			$ 273,556